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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number:          1
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         November 29, 2011
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:  $   20,440
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

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                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR THE QUARTER ENDED SEPTEMBER 30, 2011

                                                                                                               VOTING AUTHORITY
                                                   VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   ---------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP     (1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS    SOLE       SHARED   NONE
-------------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- ---------- ----------- ----
SARATOGA RES INC TEX      COM        803521103   $   20,440    4,000,000    SH          SOLE       1      4,000,000